Legal Matters and Contingencies	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Legal Matters and Contingencies	Legal Matters and Contingencies
In the ordinary course of its business, the Company becomes involved in lawsuits, administrative proceedings, government subpoenas, government investigations, stockholder demands, and other disputes, including antitrust, commercial, data privacy and security, employment discrimination, intellectual property, product liability, regulatory, and other matters. Significant damages or penalties may be sought from the Company in some matters, and some matters may require years for the Company to resolve. The Company records a reserve for these matters when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.
For those matters for which the Company has not recognized a liability, the Company cannot predict the outcome of their impact on the Company as uncertainty remains, including with regard to whether such matters will proceed to trial, whether settlements will be reached, and the amount and terms of any such settlements. Outcomes may include settlements in significant amounts that are not currently estimable, limitations on the Company’s conduct, the imposition of corporate integrity agreement obligations, consent decrees, and/or other civil and criminal penalties. From time to time, the Company is also involved in disputes with its customers, which the Company generally seeks to resolve through commercial negotiations. If negotiations are unsuccessful, the parties may litigate the dispute or otherwise attempt to settle the matter.
With respect to the specific legal proceedings and claims described below, unless otherwise noted, the amount or range of possible losses is not reasonably estimable. There can be no assurance that the settlement, resolution, or other outcome of one or more matters, including the matters set forth below, during any subsequent reporting period will not have a material adverse effect on the Company’s results of operations or cash flows for that period or on the Company’s financial condition.
Opioid Lawsuits and Investigations
A significant number of counties, municipalities, and other governmental entities in a majority of U.S. states and Puerto Rico, as well as numerous states and tribes, filed lawsuits in various federal, state and other courts against pharmaceutical wholesale distributors (including the Company and certain subsidiaries, such as AmerisourceBergen Drug
Corporation (“ABDC”) and H.D. Smith, LLC (“H.D. Smith”)), pharmaceutical manufacturers, retail pharmacy chains, medical practices, and physicians relating to the distribution of prescription opioid pain medications.
Starting in December 2017, more than 2,000 cases were transferred to Multidistrict Litigation (“MDL”) proceedings before the United States District Court for the Northern District of Ohio (the “MDL Court”). Since then, several cases filed by government and tribal plaintiffs that were selected as bellwether cases in the MDL have been resolved through trial or settlement. Following trial in two consolidated cases in the United States District Court for the Southern District of West Virginia, the Court entered judgment in favor of the defendants, including the Company. The plaintiffs filed an appeal of the Court’s decision in the United States Court of Appeals for the Fourth Circuit on August 2, 2022. On October 28, 2025, the Fourth Circuit issued its opinion in the case, vacated the District Court’s judgment, and remanded the case back to the District Court for further proceedings consistent with the Fourth Circuit’s opinion.
On July 21, 2021, the Company announced that it and the two other national pharmaceutical distributors had negotiated a Distributor Settlement Agreement that, if all conditions were satisfied, would result in the resolution of a substantial majority of opioid lawsuits filed by state and local governmental entities. The Distributor Settlement Agreement became effective on April 2, 2022, and as of September 30, 2025, it included 48 of 49 eligible states (the “Settling States”) as well as 99% by population of the eligible political subdivisions in the Settling States. The Distributor Settlement Agreement requires the Company to comply with certain requirements, including the establishment of a clearinghouse that will consolidate data from all three national pharmaceutical distributors. The States of Alabama and West Virginia and their subdivisions and Native American tribes are not a part of the Distributor Settlement Agreement, and the Company has reached separate agreements with those groups.
The MDL Court selected four cases filed by third-party payors to serve as additional litigation bellwethers. On May 31, 2024, the MDL Court severed and stayed these four cases against the Company and the two other national pharmaceutical distributors, pursuant to ongoing settlement discussions to resolve litigation filed by a putative class of third-party payors. On August 29, 2024, the Company and two other national pharmaceutical distributors entered into a proposed class action settlement agreement to resolve the opioid-related claims of a proposed settlement class of third-party payors. Pursuant to the agreement, the Company recorded a $93.0 million litigation expense accrual in Litigation and Opioid-Related Expenses (Credit), Net in its fiscal 2024 Consolidated Statement of Operations. The MDL Court granted a motion for preliminary approval of the proposed class action settlement on September 3, 2024. Following a time period for submission of any objections or requests to be excluded from the settlement, the MDL granted final approval of the settlement during a fairness hearing held on January 13, 2025 and entered a final approval order on January 15, 2025. On February 13, 2025, the sole objector to the settlement filed a notice of appeal of the final approval order. A settlement agreement with the sole objector was entered into on June 12, 2025. On June 16, 2025, the MDL Court ruled that it would approve the settlement with the sole objector if remanded for that purpose. On July 25, 2025, the United States Court of Appeals for the Sixth Circuit granted a motion for limited remand. The MDL Court approved the settlement with the sole objector on August 8, 2025. The class action settlement became effective as of September 9, 2025.
In Maryland, a trial commenced on September 16, 2024 in a case filed by the Mayor and City Council of Baltimore in the Circuit Court for Baltimore City. On November 12, 2024, the jury returned a verdict finding ABDC (and another national distributor) liable for public nuisance and assessing approximately $274 million total in compensatory damages, approximately $74 million of which was assessed against ABDC. A second phase of the trial began on December 11, 2024 related to the City of Baltimore’s request for an abatement remedy and proceeded as a bench trial. On June 12, 2025, the Court issued a ruling on the defendants’ post-trial motions relating to the first phase of the trial. The Court upheld the jury’s finding of liability, but granted the defendants a new trial on the extent of damages to correct certain errors and due to the excessive nature of the jury’s damages award. In the alternative, the Court granted remittitur, through which the Court reduced the compensatory damages assessed against ABDC to approximately $14.4 million. The Court issued its ruling regarding the City of Baltimore’s request for abatement on August 8, 2025, assessing approximately $28 million against ABDC for abatement measures, bringing the overall monetary award assessed against ABDC to approximately $42.5 million. On August 14, 2025, the City of Baltimore informed the Court that it would accept the reduced damages award as reflected in the Court’s post-trial ruling, in lieu of a new trial. On September 2, 2025, the Court entered final judgment. In October 2025, ABDC (and the other national distributor) filed a notice of appeal to the Appellate Court of Maryland, and the City of Baltimore filed a notice of cross-appeal. In November 2025, both the City of Baltimore and ABDC (and the other national distributor) filed petitions for a writ of certiorari (bypass) with the Supreme Court of Maryland. If the Court grants the petitions, then the appeal will proceed directly in that Court, instead of in the Appellate Court. The $42.4 million is a component of the Company’s $4.3 billion litigation liability as of September 30, 2025, as described above.
On September 26, 2024, the Company and two other national pharmaceutical distributors entered into a proposed class action settlement agreement to resolve the opioid-related claims of a proposed settlement class of hospitals. The Company recorded a $120.9 million litigation expense accrual in Litigation and Opioid-Related Expenses (Credit), Net in its fiscal 2024
Consolidated Statement of Operations, representing the Company’s expected share of the potential class action settlement. On October 30, 2024, the United States District Court for the District of New Mexico granted a motion for preliminary approval of the proposed class action settlement. Following notice to class members, a time period for submission of any objections to the settlement or requests to be excluded from the settlement, and a fairness hearing on March 4, 2025, the Court granted final approval of the settlement and entered a final approval order. The settlement became effective on April 4, 2025.
The Company’s accrued litigation liability related to the Distributor Settlement Agreement, including the State of Alabama and an estimate for non-participating government subdivisions (with whom the Company has not reached a settlement agreement), as well as other opioid-related litigation for which it has reached settlement agreements, as described above, was $4.3 billion as of September 30, 2025 and $4.9 billion as of September 30, 2024. The $4.3 billion liability will be paid over 13 years. The Company currently estimates that $416.0 million will be paid prior to September 30, 2026, which is recorded in Accrued Expenses and Other on the Company’s Consolidated Balance Sheet. The remaining long-term liability of $3.9 billion is recorded in Accrued Litigation Liability on the Company’s Consolidated Balance Sheet. While the Company has accrued its estimated liability for opioid litigation, it is unable to estimate the range of possible loss associated with the matters that are not included in the accrual. Because loss contingencies are inherently unpredictable and unfavorable developments or resolutions can occur, the assessment is highly subjective and requires judgments about future events. The Company regularly reviews opioid litigation matters to determine whether its accrual is adequate. The amount of ultimate loss may differ materially from the amount accrued to date. Until such time as otherwise resolved, the Company will continue to litigate and prepare for trial and to vigorously defend itself in all such matters. Since these matters are still developing, the Company is unable to predict the outcome, but the result of these lawsuits could include excessive monetary verdicts and/or injunctive relief that may affect the Company’s operations. Additional lawsuits regarding the distribution of prescription opioid pain medications have been filed and may continue to be filed by a variety of types of plaintiffs, including lawsuits filed by non-governmental or non-political entities and individuals, among others. The Company is vigorously defending itself in the pending lawsuits and intends to vigorously defend itself against any threatened lawsuits or enforcement proceedings.
Since July 2017, the Company has received subpoenas from several U.S. Attorney’s Offices, including grand jury subpoenas from the U.S. Attorney’s Office for the District of New Jersey (“USAO-NJ”) and the U.S. Attorney’s Office for the Eastern District of New York (“USAO-EDNY”). Those subpoenas requested the production of a broad range of documents pertaining to the Company’s distribution of controlled substances through its various subsidiaries, including ABDC, and its diversion control programs. The Company produced documents in response to the subpoenas and engaged in discussions with the various U.S. Attorney’s Offices, including the Health Care and Government Fraud Unit of the Criminal Division of the USAO-NJ, the U.S. Department of Justice Consumer Protection Branch and the U.S. Drug Enforcement Administration, in an attempt to resolve these matters. On December 29, 2022, the Department of Justice filed a civil complaint (the “Complaint”) against the Company, ABDC, and Integrated Commercialization Services, LLC (“ICS”), a subsidiary of the Company, alleging violations of the Controlled Substances Act. Specifically, the Complaint alleges that the Company negligently failed to report suspicious orders to the Drug Enforcement Administration. In the Complaint, the Department of Justice seeks civil penalties and injunctive relief. This Complaint relates to the aforementioned and previously-disclosed investigations. On March 30, 2023, the Company filed a motion to dismiss the Complaint in its entirety on behalf of itself, ABDC, and ICS. On November 6, 2023, the United States District Court for the Eastern District of Pennsylvania granted in part and denied in part the motion, dismissing with prejudice all claims for civil penalties for Defendants’ alleged violations of the suspicious order reporting requirement prior to October 24, 2018, but otherwise denying the motion. On December 18, 2023, the Company, ABDC and ICS filed an Answer and Affirmative Defenses to the Complaint. On July 15, 2025, the Court entered an Amended Scheduling Order setting the fact discovery deadline as June 12, 2026 and the expert discovery deadline as January 15, 2027. The Company denies the allegations in the Complaint and intends to defend itself vigorously in the litigation.
Shareholder Securities Litigation
On December 30, 2021, the Lebanon County Employees’ Retirement Fund and Teamsters Local 443 Health Services & Insurance Plan filed a complaint for a purported derivative action in the Delaware Court of Chancery against the Company and certain of its current officers and directors. The complaint alleges claims for breach of fiduciary duty allegedly arising from the Board’s and certain officers’ oversight of the Company’s controlled substance diversion control programs. The defendants moved to dismiss the complaint on March 29, 2022. On December 22, 2022, the Delaware Court of Chancery granted the motion to dismiss. On January 9, 2023, the Plaintiffs filed a Motion for Relief from Judgment and Order Pursuant to Rule 60(b) from the Delaware Chancery Court’s judgment. On January 20, 2023, the Plaintiffs also appealed the ruling to the Delaware Supreme Court. On March 21, 2023, the Delaware Court of Chancery denied the Plaintiffs’ Motion for Relief from Judgment and Order Pursuant to Rule 60(b). On December 18, 2023, the Delaware Supreme Court reversed the dismissal and remanded the case to the Delaware Court of Chancery for further proceedings. On January 12, 2024, the Company’s Board of Directors established a Special Litigation Committee (“SLC”) and delegated to the SLC the Board’s full authority with respect to the litigation. On March 4, 2024, the Delaware Court of Chancery granted the SLC’s consented-to motion to stay the action pending its investigation of the allegations of the complaint. On July 28, 2025, the SLC notified the Court of Chancery that the parties had reached an agreement in principle to settle all claims in the action following a successful mediation conducted on June 24, 2025, and filed a stipulation to stay the action pending the presentation of a stipulation of settlement for the Court’s approval. The Court granted the stay on July 29, 2025. The parties filed a stipulation of settlement with the Court on August 15, 2025, and the Court held a fairness hearing on November 13, 2025. During the fairness hearing, the Court approved the settlement and dismissed the action with prejudice. Under this settlement, insurance carriers will pay the Company $111.3 million, less $24.8 million in attorneys’ fees and expenses awarded by the court to plaintiffs’ counsel.
Subpoenas, Ongoing Investigations, and Other Contingencies
From time to time, the Company receives subpoenas or requests for information from various government agencies relating to the Company’s business or to the business of a customer, supplier, or other industry participant. The Company’s responses often require time and effort and can result in considerable costs being incurred. Most of these matters are resolved without incident; however, such subpoenas or requests can lead to the assertion of claims or the commencement of civil or criminal legal proceedings against the Company and other members of the healthcare industry, as well as to substantial settlements.
In January 2017, U.S. Bioservices Corporation, a former subsidiary of the Company, received a subpoena for information from the USAO-EDNY relating to its activities in connection with billing for products and making returns of potential overpayments to government payers. A filed qui tam complaint related to the investigation was unsealed in April 2019 and the relator filed an amended complaint under seal in the U.S. District Court for the Eastern District of New York. In December 2019, the government filed a notice that it was declining to intervene. The court ordered that the relator’s complaint against the Company and other defendants, including AmerisourceBergen Specialty Group, LLC, be unsealed. The relator’s complaint alleged violations of the federal False Claims Act and the false claims acts of various states. The relator filed a second amended complaint, removing one state false claims act count. The Company filed a motion to dismiss the second amended complaint and all briefs on the motion were filed with the Court on October 9, 2020. The motion to dismiss was granted on December 22, 2022. The False Claims Act claims were dismissed with prejudice, and the state claims were dismissed without prejudice. On January 24, 2023, the relator filed Motions to Reconsider Dismissal and For Leave to Amend the Complaint. Response briefs on those motions were filed by the Company and all briefing was completed on February 15, 2023. On October 17, 2025, the Court denied the relator’s motions. On November 13, 2025, the relator filed a notice of appeal of such denial to the United States Court of Appeals for the Second Circuit.
On March 3, 2022, the United States Attorney’s Office for the Western District of Virginia notified the Company of the existence of a criminal investigation into MWI Veterinary Supply Co. (“MWI”), the Company’s animal health subsidiary, in connection with grand jury subpoenas to which MWI previously responded relating to compliance with state and federal regulatory requirements governing wholesale shipments of animal health products to customers. In October 2024, the Company reached an agreement in principle to resolve these claims. While no agreement has been finalized, pursuant to the agreement in principle the Company recorded a $49.1 million litigation expense accrual in Litigation and Opioid-Related Expenses (Credit), Net in its fiscal 2024 Consolidated Statement of Operations. This liability is included in Accrued Expenses and Other on the Company’s Consolidated Balance Sheet as of September 30, 2025.